Labor and Social Security Liabilities - Schedule of Social Security (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Social Security [Line Items]
Total social security	$ 88,857	$ 76,712
INSS [Member]
Schedule of Social Security [Line Items]
Total social security	77,591	64,157
FGTS [Member]
Schedule of Social Security [Line Items]
Total social security	$ 11,266	$ 12,555